UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: Practus LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	800-267-7400
Date of fiscal year end:	July 31st
Date of reporting period:	July 1, 2022 to June 30, 2023

Item 1.  Proxy Voting Record.

UBC Algorithmic Fundamentals ETF liquidated on February 23, 2023. The Fund did not hold any voting securities for the period July 1, 2022 to February 23, 2023.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETF Opportunities Trust

(Registrant)

By	/s/ Karen Shupe
Name:	Karen Shupe
Title:	Principal Executive Officer

Date:  August 30, 2023